SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Prepaid Expenses and Other Current Assets, Net (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Prepaid expenses and other current assets, net
Provisions for doubtful accounts of other receivables	$ 1,712,524		$ 29,380	$ (8,601)
Privately held entity
Prepaid expenses and other current assets, net
Percentage of equity interest acquired	4.95%	4.95%
Cash consideration	$ 1,494,994	¥ 9,900,000